Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 621,869	$ 466,214	$ 708,462
Restricted cash			1,515
Marketable securities	71,003		25,275
Accounts receivable, net of allowance of $1,130 and $1,023 at December 31, 2010 and 2009	654,056	547,807	323,501
Inventories	303,658	178,805	84,893
Prepaid expenses and other current assets	34,191	22,841	17,081
Auction-rate securities rights, at fair value			15,659
Income taxes receivable	33,583	3,143	13,762
Deferred income taxes	175,274	140,724	90,433
Total current assets	1,893,634	1,359,534	1,280,581
MARKETABLE SECURITIES	21,205	23,509	211,792
PROPERTY, PLANT AND EQUIPMENT, NET	271,833	215,295	47,529
GOODWILL	2,474,669	715,005	302,534
OTHER INTANGIBLES, NET	2,837,928	1,531,760	609,909
OTHER ASSETS	143,553	67,286	36,458
TOTAL ASSETS	7,642,822	3,912,389	2,488,803
CURRENT LIABILITIES:
Accounts payable	273,962	241,114	176,076
Accrued expenses	557,061	469,721	286,606
Current portion of long-term debt	601,498	24,993
Acquisition-related contingent consideration	6,743
Income taxes payable			9,498
Total current liabilities	1,439,264	735,828	472,180
DEFERRED INCOME TAXES	748,215	217,334	49,180
ACQUISITION-RELATED CONTINGENT CONSIDERATION	2,490	16,050	58,470
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,428,675	1,045,801	322,534
OTHER LIABILITIES	91,144	94,047	89,028
COMMITMENTS AND CONTINGENCIES (NOTE 14)
STOCKHOLDERS' EQUITY:
Preferred Stock, $0.01 par value; 40,000,000 shares authorized; none issued
Common Stock, $0.01 par value; 350,000,000 shares authorized; 136,309,917 and 134,986,612 shares issued; 116,057,895 and 117,270,309 outstanding at December 31, 2010 and 2009, respectively	1,377	1,363	1,350
Additional paid-in capital	916,146	860,882	817,467
Retained earnings	1,474,667	1,364,297	1,105,291
Accumulated other comprehensive loss	(1,543)	(1,161)	(1,881)
Treasury stock, 20,252,022 and 17,716,303 shares at December 31, 2010 and December 31, 2009, respectively	(518,491)	(483,790)	(424,816)
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,872,156	1,741,591	1,497,411
Noncontrolling interests	60,878	61,738
Total stockholders' equity	1,933,034	1,803,329	1,497,411
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,642,822	$ 3,912,389	$ 2,488,803